Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000802716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 4, 2011
Global Equity Fund (Prospectus Summary) | Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGEX
Global Equity Fund (Prospectus Summary) | Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGCX
Global Equity Fund (Prospectus Summary) | Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGYX
International Fund (Prospectus Summary) | International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIAFX
International Fund (Prospectus Summary) | International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICFX
International Fund (Prospectus Summary) | International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIFX
International Select Fund (Prospectus Summary) | International Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISFX
International Select Fund (Prospectus Summary) | International Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISKX
International Select Fund (Prospectus Summary) | International Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISIX

Global Equity Fund (Prospectus Summary) | Global Equity Fund
Global Equity Fund Summary
Investment Objective
The Fund seeks to provide long-term growth and capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in the Victory Funds.
More information about these and other discounts is available from your investment professional and in Investing with Victory on page 14 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees Global Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none
Redemption Fees (as a percentage of the amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Equity Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	1.00%	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)		5.01%	4.76%	4.30%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		5.82%	6.57%	5.11%
Fee Waiver/Expense Reimbursement		(4.41%)	(4.41%)	(3.95%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.41%	2.16%	1.16%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least February 28, 2020.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	710	996	1,302	2,733
Class C	319	676	1,159	3,050
Class I	118	368	638	1,960

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Equity Fund Class C	219	676	1,159	3,050

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invest may include preferred stock and securities with equity-like characteristics such as, but not limited to, convertible securities and warrants. The Funds equity investments may take the form of depository receipts and exchange-traded funds. The Fund may also invest in derivative instruments such as futures contracts, options on futures contracts and forward currency contracts.

When making investment decisions, the Adviser employs a life cycle-based approach to identify companies with a favorable combination of company fundamentals and valuation.

For purposes of these investment strategies, "net assets" include any borrowing for investment purposes.

Under normal circumstances, the Fund:

o will invest at least 80% of its net assets in equity securities. (The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.)

o will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.

o will invest at least 20% of its net assets in U.S. dollar-denominated securities; and

o may invest up to 20% of its net assets in cash or cash equivalents.

Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance
No performance information is presented as the Fund is new.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Equity Fund (Prospectus Summary) | Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Equity Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in the Victory Funds.
More information about these and other discounts is available from your investment professional and in Investing with Victory on page 14 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invest may include preferred stock and securities with equity-like characteristics such as, but not limited to, convertible securities and warrants. The Funds equity investments may take the form of depository receipts and exchange-traded funds. The Fund may also invest in derivative instruments such as futures contracts, options on futures contracts and forward currency contracts.

When making investment decisions, the Adviser employs a life cycle-based approach to identify companies with a favorable combination of company fundamentals and valuation.

For purposes of these investment strategies, "net assets" include any borrowing for investment purposes.

Under normal circumstances, the Fund:

o will invest at least 80% of its net assets in equity securities. (The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.)

o will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.

o will invest at least 20% of its net assets in U.S. dollar-denominated securities; and

o may invest up to 20% of its net assets in cash or cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is presented as the Fund is new.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is presented as the Fund is new.
Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	5.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.82%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,733
Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	4.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.57%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.16%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,050
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,050
Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	4.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.11%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.95%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,960

[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least February 28, 2020.

International Fund (Prospectus Summary) | International Fund
International Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees International Fund	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none
Redemption Fees (as a percentage of the amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	1.00%	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)		1.84%	2.41%	0.28%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.72%	4.29%	1.16%
Fee Waiver/Expense Reimbursement		(1.29%)	(2.11%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.43%	2.18%	1.16%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least August 31, 2017.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	712	1,001	1,312	2,731
Class C	321	682	1,169	3,373
Class I	118	368	638	1,409

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Fund Class C	221	682	1,169	3,373

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turn over may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities of foreign companies. The Fund may invest in any type or class of security of companies of any size and from any country. It invests mainly in equity securities of established companies in developed countries outside the
United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies list on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

o May invest in derivatives for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Risks associated with investing in futures and options."

o May also invest a portion of its assets in the securities of companies located in countries with emerging markets.

There is no guarantee that the Fund will achieve its objective.

Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

Calendar Year Returns for Class A Shares

Highest/lowest quarterly results during this time period were:

Highest 21.14% (quarter ended June 30, 2009)

Lowest -13.16% (quarter ended June 30, 2010)

The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns (For the Periods ended December 31, 2010)
Average Annual Total Returns International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	8.08%	22.68%	[1]	Nov 25, 2008
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	6.75%	21.71%	[1]	Nov 25, 2008
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	6.38%	19.39%	[1]	Nov 25, 2008
Class C	CLASS C Before Taxes	12.80%	25.25%	[1]	Nov 25, 2008
Class I	CLASS I Before Taxes	14.97%	26.53%	[1]	Nov 25, 2008
MSCI EAFE Index	The MSCI EAFE Index Index returns reflect no deduction for fees, expenses, or taxes.	8.21%	24.61%	[1]	Nov 25, 2008
[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Fund (Prospectus Summary) | International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turn over may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing primarily in equity securities of foreign companies. The Fund may invest in any type or class of security of companies of any size and from any country. It invests mainly in equity securities of established companies in developed countries outside the
United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies list on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

o May invest in derivatives for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Risks associated with investing in futures and options."

o May also invest a portion of its assets in the securities of companies located in countries with emerging markets.

There is no guarantee that the Fund will achieve its objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one was included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/lowest quarterly results during this time period were:

Highest 21.14% (quarter ended June 30, 2009)

Lowest -13.16% (quarter ended June 30, 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2010)
International Fund (Prospectus Summary) | International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.16%)
International Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The MSCI EAFE Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.61%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	1.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,731
Annual Return 2009	rr_AnnualReturn2009	31.29%
Annual Return 2010	rr_AnnualReturn2010	14.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.68%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.71%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.39%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.18%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,373
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,373
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.25%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.53%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008

[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least August 31, 2017.

International Select Fund (Prospectus Summary) | International Select Fund
International Select Fund Summary
Investment Objective
The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees International Select Fund	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	none	1.00%	none
Redemption Fees (as a percentage of the amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Select Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	1.00%	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)		3.13%	2.32%	0.26%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.99%	4.18%	1.12%
Fee Waiver/Expense Reimbursement		(2.58%)	(2.02%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expens Reimbursement	[2]	1.41%	2.16%	1.12%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least August 31, 2017.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Select Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	710	996	1,302	3,229
Class C	319	676	1,159	3,319
Class I	114	356	617	1,363

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Select Fund Class C	219	676	1,159	3,319

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 130%
of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in a select group of equity securities of foreign companies. The Fund may invest in any type or class of securities of companies of any size and from any country. It invests mainly in the securities of established companies in developed countries outside of the United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies list on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o Will invest at least 50% of the Fund's net assets in securities that are represented in the MSCI EAFE© Index.

o May invest up to 20% of the Fund's net assets in cash, cash equivalents, US investment-grade fixed-income securities, and US stocks and other equities.

o May invest up to 35% of the Fund's net assets in securities of companies located in emerging markets.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

o May also invest in derivatives for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Risks associated with investing in futures and options."

There is no guarantee that the Fund will achieve its objectives.

Principal Risks:
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o  Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o  Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o Active trading may result in higher expenses and taxable distributions.

o A company's earnings do not increase as expected.

o  The portfolio manager does not execute the Fund's principal investment strategies effectively.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

Calendar Year Returns for Class A Shares

Highest/lowest quarterly results during this time period were:

Highest 20.47% (quarter ended June 30, 2009)

Lowest -13.20% (quarter ended June 30, 2010)

The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index.

Average Annual Total Returns (For the Periods ended December 31, 2010)
Average Annual Total Returns International Select Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	8.24%	21.80%	[1]	Nov 25, 2008
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	7.43%	20.81%	[1]	Nov 25, 2008
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	6.59%	18.60%	[1]	Nov 25, 2008
Class C	CLASS C Before Taxes	12.95%	24.33%	[1]	Nov 25, 2008
Class I	CLASS I Before Taxes	15.12%	25.60%	[1]	Nov 25, 2008
MSCI EAFE Index	The MSCI EAFE Index Index returns reflect no deduction for fees, expenses, or taxes.	8.21%	24.61%	[1]	Nov 25, 2008
[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Select Fund (Prospectus Summary) | International Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Select Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you invest in shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 130%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing primarily in a select group of equity securities of foreign companies. The Fund may invest in any type or class of securities of companies of any size and from any country. It invests mainly in the securities of established companies in developed countries outside of the United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies list on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o Will invest at least 50% of the Fund's net assets in securities that are represented in the MSCI EAFE© Index.

o May invest up to 20% of the Fund's net assets in cash, cash equivalents, US investment-grade fixed-income securities, and US stocks and other equities.

o May invest up to 35% of the Fund's net assets in securities of companies located in emerging markets.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

o May also invest in derivatives for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Risks associated with investing in futures and options."

There is no guarantee that the Fund will achieve its objectives.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o  Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o  Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o Active trading may result in higher expenses and taxable distributions.

o A company's earnings do not increase as expected.

o  The portfolio manager does not execute the Fund's principal investment strategies effectively.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one was included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/lowest quarterly results during this time period were:

Highest 20.47% (quarter ended June 30, 2009)

Lowest -13.20% (quarter ended June 30, 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows how the average annual total returns for Class A, Class C, and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2010)
International Select Fund (Prospectus Summary) | International Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.20%)
International Select Fund (Prospectus Summary) | International Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
International Select Fund (Prospectus Summary) | International Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
International Select Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The MSCI EAFE Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.61%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	3.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expens Reimbursement	rr_NetExpensesOverAssets	1.41%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,229
Annual Return 2009	rr_AnnualReturn2009	31.40%
Annual Return 2010	rr_AnnualReturn2010	14.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.80%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.81%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.60%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expens Reimbursement	rr_NetExpensesOverAssets	2.16%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,319
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,319
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.33%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expens Reimbursement	rr_NetExpensesOverAssets	1.12%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.60%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008

[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least August 31, 2017.